Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Narrative (Details) connection in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) connection asset_group unit segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)	May 04, 1988
Accounting Policy Disclosures [Line Items]
Number of connections | connection	5.0
Number of reportable segments | segment	1
FCC Licenses, period of renewal	12 years
FCC Licenses, number of accounting units | unit	8
FCC Licenses, number of accounting units, built licenses | unit	1
FCC Licenses, number of accounting units, unbuilt licenses | unit	7
Asset groups | asset_group	1
Agent liability	$ 59,000,000	$ 61,000,000
Advertising costs	$ 215,000,000	211,000,000	$ 245,000,000
Accounting Standards Update 2016-02 | Pro Forma
Accounting Policy Disclosures [Line Items]
Right-of-use asset				$ 900,000,000
Operating lease liability				$ 1,000,000,000
Minimum
Accounting Policy Disclosures [Line Items]
FCC Licenses, period of renewal	10 years
Maximum
Accounting Policy Disclosures [Line Items]
FCC Licenses, period of renewal	15 years
Leasehold and land improvements | Minimum
Accounting Policy Disclosures [Line Items]
Useful life	1 year
Leasehold and land improvements | Maximum
Accounting Policy Disclosures [Line Items]
Useful life	30 years
Pension
Accounting Policy Disclosures [Line Items]
Defined contribution cost	$ 11,000,000	11,000,000	11,000,000
401(k)
Accounting Policy Disclosures [Line Items]
Defined contribution cost	15,000,000	16,000,000	$ 16,000,000
TDS
Accounting Policy Disclosures [Line Items]
Income taxes receivable	14,000,000
Income taxes payable		23,000,000
Licenses
Accounting Policy Disclosures [Line Items]
Impairment of intangible assets	$ 0	$ 0
U.S. Cellular | TDS
Accounting Policy Disclosures [Line Items]
TDS ownership of U.S. Cellular	82.00%
U.S. Cellular | TDS | Minimum
Accounting Policy Disclosures [Line Items]
TDS ownership of U.S. Cellular					90.00%